Consolidated Statements of Changes in Total Equity (USD $)	Total		Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Parent [Member]	Noncontrolling Interest [Member]
Beginning Balance at Dec. 31, 2010	$ 1,552,400,000		$ 3,800,000	$ 600,000	$ 652,800,000	$ (74,000,000)	$ 833,700,000	$ 12,800,000	$ 1,429,700,000	$ 122,700,000
Beginning Balance, shares at Dec. 31, 2010			76,000	52,116,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income (loss)	(60,500,000)						54,800,000	(110,200,000)	(55,400,000)	(5,100,000)
Preferred stock dividend	(300,000)						(300,000)		(300,000)
Stock option and RSU expense	8,300,000				8,300,000				8,300,000
Exercise of stock options	1,500,000				1,500,000				1,500,000
Exercise of stock options, shares				122,000
Treasury shares related to nonvested stock vesting	(500,000)					(500,000)			(500,000)
Treasury shares related to nonvested stock vesting, shares				(13,000)
Amortization of nonvested shares	3,400,000				3,400,000				3,400,000
Excess tax benefits (deficiencies) from stock-based compensation	1,000,000	[1]			1,000,000				1,000,000
Dividends paid to non-controlling interest	(3,800,000)									(3,800,000)
Repurchase of common shares	(62,500,000)					(62,500,000)			(62,500,000)
Repurchase of common shares, shares				(2,529,000)
Other	(1,100,000)				(300,000)	500,000			200,000	(1,300,000)
Other, shares				2,000
Ending Balance at Dec. 31, 2011	1,437,900,000		3,800,000	600,000	666,700,000	(136,500,000)	888,200,000	(97,400,000)	1,325,400,000	112,500,000
Ending Balance, shares at Dec. 31, 2011			76,000	49,698,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income (loss)	4,600,000						4,300,000	(7,200,000)	(2,900,000)	7,500,000
Preferred stock dividend	(300,000)						(300,000)		(300,000)
Stock option and RSU expense	10,000,000				10,000,000				10,000,000
Exercise of stock options	100,000				100,000				100,000
Exercise of stock options, shares				14,000
Treasury shares related to nonvested stock vesting	(800,000)					(800,000)			(800,000)
Treasury shares related to nonvested stock vesting, shares				(25,000)
Amortization of nonvested shares	2,300,000				2,300,000				2,300,000
Excess tax benefits (deficiencies) from stock-based compensation	(600,000)	[1]			(600,000)				(600,000)
Dividends paid to non-controlling interest	(3,500,000)									(3,500,000)
Repurchase of common shares	(1,200,000)					(1,200,000)			(1,200,000)
Repurchase of common shares, shares				(50,000)
Other	(300,000)				(1,800,000)	1,500,000			(300,000)	0
Other, shares				56,000
Ending Balance at Dec. 31, 2012	1,448,200,000			600,000	676,700,000	(137,000,000)	892,200,000	(104,600,000)	1,331,700,000	116,500,000
Ending Balance, shares at Dec. 31, 2012				49,693,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income (loss)	(45,300,000)						(45,700,000)	(2,100,000)		2,500,000
Excess tax benefits (deficiencies) from stock-based compensation	(1,000,000)				(1,000,000)
Ending Balance at Mar. 29, 2013	1,403,400,000		3,800,000	600,000	677,000,000	(136,400,000)	846,400,000	(106,700,000)		118,700,000
Beginning Balance at Dec. 31, 2012	1,448,200,000		3,800,000	600,000	676,700,000	(137,000,000)	892,200,000	(104,600,000)	1,331,700,000	116,500,000
Beginning Balance, shares at Dec. 31, 2012			76,000	49,693,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income (loss)	(24,700,000)						(17,800,000)	(7,500,000)	(25,300,000)	600,000
Common stock dividends paid ($0.54 per share)	(26,700,000)						(26,700,000)		(26,700,000)
Preferred stock dividend	(300,000)						(300,000)		(300,000)
Stock option and RSU expense	12,000,000				12,000,000				12,000,000
Exercise of stock options	600,000				(100,000)	700,000			600,000
Exercise of stock options, shares	50,500			51,000
Treasury shares related to nonvested stock vesting	(1,000,000)					(1,000,000)			(1,000,000)
Treasury shares related to nonvested stock vesting, shares				(32,000)
Amortization of nonvested shares	1,000,000				1,000,000				1,000,000
Excess tax benefits (deficiencies) from stock-based compensation	(700,000)	[1]			(700,000)				(700,000)
Purchase of non-controlling interest	(4,000,000)				8,200,000				8,200,000	(12,200,000)
Dividends paid to non-controlling interest	(5,300,000)									(5,300,000)
Repurchase of common shares	(19,500,000)					(19,500,000)			(19,500,000)
Repurchase of common shares, shares				(597,000)
Conversion of Preferred Stock			(3,800,000)		3,800,000
Conversion of Preferred Stock, shares			(76,000)	384,000
Other	200,000				(1,300,000)	1,500,000			200,000
Other, shares				99,000
Ending Balance at Dec. 31, 2013	1,379,800,000		0	600,000	699,600,000	(155,300,000)	847,400,000	(112,100,000)	1,280,200,000	99,600,000
Ending Balance, shares at Dec. 31, 2013			0	49,598,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income (loss)	(349,300,000)						(315,400,000)	(8,900,000)		(25,000,000)
Ending Balance at Mar. 28, 2014	$ 993,300,000			$ 600,000	$ 701,800,000	$ (185,700,000)	$ 523,000,000	$ (121,000,000)		$ 74,600,000

[1]	Cash inflows (outflows) recognized as financing and operating activities in the Company's consolidated statement of cash flows